Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Line Items]
Regulatory liability related to TCJA	$ 456,000,000
Tax credit carryforward	3,500,000
Unrecognized tax benefits that, if recognized, would affect the effective tax rate	1,000,000
Capital Loss Carryforward
Income Tax Disclosure [Line Items]
Tax credit carryforward	107,000
Canada
Income Tax Disclosure [Line Items]
Operating loss carryforward	7,600,000
Southwest Gas Corporation
Income Tax Disclosure [Line Items]
Unrecognized tax benefits that, if recognized, would affect the effective tax rate	1,000,000
Significant increases or decreases in unrecognized tax benefit within the next 12 months	0
Tax-related interest income	0	$ 0	$ 0
Federal
Income Tax Disclosure [Line Items]
Operating loss carryforward	$ 62,500,000